Results for the year - Segment information - Business segments - Key figures (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Total net sales	kr 176,954	kr 140,800	kr 126,946
Cost of goods sold	(28,448)	(23,658)	(20,932)
Sales and distribution costs	(46,217)	(37,008)	(32,928)
Research and development costs	(24,047)	(17,772)	(15,462)
Administrative costs	(4,467)	(4,050)	(3,958)
Other operating income and expenses	1,034	332	460
Operating profit	kr 74,809	kr 58,644	kr 54,126
Operating margin (as a percent)	42.30%	41.70%	42.60%
Depreciation, amortisation and impairment losses expensed	kr (7,362)	kr (6,025)	kr (5,753)
Diabetes and Obesity care
Disclosure of operating segments [line items]
Total net sales	156,412	121,597	108,020
Diabetes and Obesity care | Operating segments
Disclosure of operating segments [line items]
Total net sales	156,412	121,597	108,020
Cost of goods sold	(23,405)	(19,363)	(17,715)
Sales and distribution costs	(42,392)	(33,791)	(29,903)
Research and development costs	(20,157)	(15,600)	(13,535)
Administrative costs	(3,955)	(3,504)	(3,387)
Other operating income and expenses	892	199	264
Operating profit	kr 67,395	kr 49,538	kr 43,744
Operating margin (as a percent)	43.10%	40.70%	40.50%
Depreciation, amortisation and impairment losses expensed	kr (5,701)	kr (4,895)	kr (4,624)
Rare disease
Disclosure of operating segments [line items]
Total net sales	20,542	19,203	18,926
Rare disease | Operating segments
Disclosure of operating segments [line items]
Total net sales	20,542	19,203	18,926
Cost of goods sold	(5,043)	(4,295)	(3,217)
Sales and distribution costs	(3,825)	(3,217)	(3,025)
Research and development costs	(3,890)	(2,172)	(1,927)
Administrative costs	(512)	(546)	(571)
Other operating income and expenses	142	133	196
Operating profit	kr 7,414	kr 9,106	kr 10,382
Operating margin (as a percent)	36.10%	47.40%	54.90%
Depreciation, amortisation and impairment losses expensed	kr (1,661)	kr (1,130)	kr (1,129)